Acquisitions - Fiscal 2021 (Unaudited) (Details) - Vacasa Holdings LLC - USD ($) $ in Thousands	Apr. 01, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 22, 2019	Dec. 31, 2018
Fair value of assets acquired and liabilities assumed
Intangible assets		$ 12,800			$ 79,247
Goodwill		$ 709,962	$ 121,487	$ 115,914		$ 47,399
TurnKey Vacation Rentals, Inc.
Business Acquisition [Line Items]
Cash consideration paid to TurnKey Vacation Rentals, Inc.	$ 45,000
Fair value of Vacasa's Class A common units issued to TurnKey Vacation Rentals, Inc.	573,800
Purchase consideration	$ 618,800
Fair value of assets acquired and liabilities assumed
Cash and cash equivalents	40,461
Restricted cash	14,444
Accounts receivable, net	3,548
Prepaid expenses and other current assets	7,614
Property and equipment	1,494
Intangible assets	107,600
Total assets acquired	175,161
Accounts payable	(8,446)
Funds payable to owners	(20,393)
Hospitality and sales taxes payable	(5,575)
Deferred revenue	(5,953)
Future stay credits	(10,601)
Accrued expenses and other liabilities	(8,474)
Other long-term liabilities	(5,850)
Total liabilities assumed	(65,292)
Net assets purchased	109,869
Goodwill	508,931
Total purchase consideration	$ 618,800